Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0000708955
Registrant Name	FIRST FINANCIAL BANCORP /OH/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES